Regulatory Assets And Liabilities (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets	$ 1,850	$ 2,180		$ 1,974
Carrying Amount, Regulatory Liabilities	2,763	2,807		856
Net regulatory assets (liabilities)	$ (913)	$ (627)		1,118
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related assets	Lives of related assets
Carrying Amount, Regulatory Liabilities	$ 1,006	$ 954		819
Excess Deferred Income Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Primarily over lives of related assets
Carrying Amount, Regulatory Liabilities	$ 1,587
Protected Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Various
Carrying Amount, Regulatory Liabilities		$ 1,595		3
Unprotected Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Various
Carrying Amount, Regulatory Liabilities		$ 194
Federal Income Taxes - Over-collected Due To TCJA Rate Change [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less
Carrying Amount, Regulatory Liabilities	$ 75
Over-Recovered Wholesale Transmission Service Expense [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less	1 year or less	[1]
Carrying Amount, Regulatory Liabilities	$ 73	$ 47	[1]	10	[1]
Other Regulatory Liabilities [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Carrying Amount, Regulatory Liabilities	$ 22	$ 17		24
Employee Retirement Costs Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	10 years	10 years
Carrying Amount, Regulatory Assets	$ 305	$ 331		23
Unrecovered Employee Retirement Costs Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined	[2]
Carrying Amount, Regulatory Assets	$ 30	$ 30	[2]	327	[2]
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined	[1],[2],[3]
Carrying Amount, Regulatory Assets	$ 800	$ 854	[1],[2],[3]	849	[1],[2],[3]
Employee Retirement Plans - Non-service Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related assets
Carrying Amount, Regulatory Assets	$ 33
Self-Insurance Reserve (Primarily Storm Recovery Costs) Being Amortized [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	10 years	10 years
Carrying Amount, Regulatory Assets	$ 362	$ 394		64
Unrecovered Self-Insurance Reserve Incurred Since The Last Rate Review Period [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	To be determined	To be determined	[2]
Carrying Amount, Regulatory Assets	$ 53	$ 49	[2]	367	[2]
Securities Reacquisition Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Lives of related debt	Lives of related debt
Carrying Amount, Regulatory Assets	$ 10	$ 12		13
Deferred Conventional Meter And Metering Facilities Depreciation [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	3 years	3 years
Carrying Amount, Regulatory Assets	$ 42	$ 57		78
Under-recovered AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	10 years	10 years
Carrying Amount, Regulatory Assets	$ 190	$ 206		209
Unprotected Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets		$ 197
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	1 year or less	1 year or less	[1]
Carrying Amount, Regulatory Assets	$ 3	$ 12	[1]	10	[1]
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	Various	Various
Carrying Amount, Regulatory Assets	$ 22	$ 38		$ 34

[1]	Not earning a return in the regulatory rate-setting process.
[2]	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
[3]	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.